Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 1,895,389	$ 1,340,203	$ 732,542
Restricted cash	459,234	16,934	5,692
Marketable securities	7,485,819	6,542,667	8,304,392
Right-of-use lease assets	58,267
Other current assets and prepaid expenses	414,033	788,409	59,249
Total current assets	10,312,742	8,688,213	9,101,875
Licensed right to use technology	431,801	495,000
Right-of-use lease assets	169,760
Property and equipment, net	228,789	244,872	253,184
TOTAL ASSETS	11,143,092	9,428,085	9,355,059
Current liabilities
Accounts payable	2,104,323	1,164,672	842,039
Accrued expenses	2,068,246	1,533,102	1,257,762
Deferred revenue	990,223	2,263,294
Stock to be issued to a vendor	138,000	144,000
Loans from related parties and others		34,536	33,124
Operating lease liability	65,092
Loan payable	88,582	263,604
Total current liabilities	5,454,466	5,403,208	2,132,925
Long-term liabilities
Operating lease liability	169,005
Liabilities related to warrants			5,677,934
Total long-term liabilities			5,677,934
Total liabilities	5,623,471	5,403,208
Commitments and contingencies
Shareholders' equity
Preferred Stock, $0.0001 par value per share: 10,000,000 shares authorized, 0 shares issued and outstanding
Common Stock, $0.0001 par value per share: 100,000,000 shares authorized,10,746,780 and 8,714,815 shares issued and outstanding as of September 30, 2019 and March 31, 2019, respectively	1,075	871	840
Treasury stock	(25,000)	(25,000)	(25,000)
Additional paid-in capital	53,466,679	41,693,578	32,141,110
Accumulated deficit	(47,923,133)	(37,644,572)	(30,569,764)
Accumulated other comprehensive loss			(2,986)
Total shareholders' equity	5,519,621	4,024,877	1,544,200
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 11,143,092	$ 9,428,085	$ 9,355,059